Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.74963%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$632,719.90

Principal:
Principal Collections	$12,397,413.69
Prepayments in Full	$5,082,794.95
Liquidation Proceeds	$225,498.87
Recoveries	$121,469.88
Sub Total	$17,827,177.39
Collections	$18,459,897.29

Purchase Amounts:
Purchase Amounts Related to Principal	$330,823.01
Purchase Amounts Related to Interest	$1,649.00
Sub Total	$332,472.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,792,369.30

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,792,369.30
Servicing Fee	$225,998.83	$225,998.83	$0.00	$0.00	$18,566,370.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,566,370.47
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,566,370.47
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,566,370.47
Interest - Class A-3 Notes	$46,521.72	$46,521.72	$0.00	$0.00	$18,519,848.75
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$18,367,240.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,367,240.75
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$18,306,329.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,306,329.50
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$18,259,356.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,259,356.50
Regular Principal Payment	$16,996,009.70	$16,996,009.70	$0.00	$0.00	$1,263,346.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,263,346.80
Residual Released to Depositor	$0.00	$1,263,346.80	$0.00	$0.00	$0.00
Total		$18,792,369.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,996,009.70
Total					$16,996,009.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,996,009.70	$44.49	$46,521.72	$0.12	$17,042,531.42	$44.61
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$16,996,009.70	$12.91	$307,013.97	$0.23	$17,303,023.67	$13.14

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$41,974,481.10	0.1098808	$24,978,471.40	0.0653887
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$228,304,481.10	0.1733743	$211,308,471.40	0.1604675

Pool Information
Weighted Average APR	2.784%	2.775%
Weighted Average Remaining Term	25.73	24.94
Number of Receivables Outstanding	25,249	24,396
Pool Balance	$271,198,601.37	$252,960,108.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$254,640,964.03	$237,644,954.33
Pool Factor	0.1909448	0.1781035

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$15,315,154.11
Targeted Overcollateralization Amount	$41,651,637.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,651,637.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$201,962.41
(Recoveries)		141	$121,469.88
Net Loss for Current Collection Period			$80,492.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3562%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8434%
Second Prior Collection Period			0.9982%
Prior Collection Period			0.4500%
Current Collection Period			0.3686%
Four Month Average (Current and Prior Three Collection Periods)			0.6650%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,547	$14,813,980.37
(Cumulative Recoveries)			$2,393,973.11
Cumulative Net Loss for All Collection Periods			$12,420,007.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8745%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,176.48
Average Net Loss for Receivables that have experienced a Realized Loss			$3,501.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.82%	322	$4,613,400.81
61-90 Days Delinquent	0.18%	29	$456,428.55
91-120 Days Delinquent	0.05%	9	$129,685.24
Over 120 Days Delinquent	0.22%	38	$559,784.43
Total Delinquent Receivables	2.28%	398	$5,759,299.03

Repossession Inventory:
Repossessed in the Current Collection Period		14	$163,671.44
Total Repossessed Inventory		18	$271,850.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3147%
Prior Collection Period			0.3446%
Current Collection Period			0.3115%
Three Month Average			0.3236%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4530%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer